Share-Based Compensation - Additional Information (Detail) ¥ in Thousands, $ in Thousands						1 Months Ended					12 Months Ended				19 Months Ended
	Apr. 19, 2021 shares	Jan. 01, 2020 shares	Sep. 01, 2019 shares	Aug. 23, 2019 CNY (¥) shares	Aug. 23, 2019 USD ($) shares	Dec. 31, 2023 shares	May 31, 2022 CNY (¥) item shares	May 31, 2022 USD ($) item shares	May 31, 2021 CNY (¥) shares	May 31, 2021 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2018	Jun. 01, 2017
Share-Based Compensation
Allocated share based compensation				¥ 63,574	$ 9,743
Executive officer
Share-Based Compensation
Share based compensation by share based payment arrangement number of options granted	785,917
Share based compensation by share based payment arrangement vesting period	2 years	4 years
Allocated share based compensation									¥ 10,296	$ 1,594
Stock options cancelled during period									2,187,287	2,187,287
Non Employees
Share-Based Compensation
Share based compensation by share based payment arrangement number of options granted	1,047,890					1,644,576
Number of non-employees | item							4	4
Share based compensation by share based payment arrangement vesting period	2 years
Allocated share based compensation							¥ 27,620	$ 4,005
Stock options cancelled during period							723,738	723,738
Number of Executive Officers | item							4	4
Employees
Share-Based Compensation
Stock issued during period shares stock options exercised							1,233,027	1,233,027
Tranche one
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage		20.00%
Tranche one | Executive officer
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage	40.00%
Tranche one | Non Employees
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage	40.00%
Tranche two
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage		20.00%
Tranche two | Executive officer
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage	30.00%
Tranche two | Non Employees
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage	30.00%
Tranche three
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage		30.00%
Tranche four
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage		30.00%
2017 Plan
Share-Based Compensation
Percentage of equity share capital reserved for share based compensation																19.55%
2017 Plan | 100% on the grant date | Employees
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage															100.00%
2017 Plan | 100% on the grant date after one year from the grant date | Employees
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage															100.00%
2017 Plan | Over three years the grant date with varying percentages | Employees
Share-Based Compensation
Share based compensation by share based payment arrangement vesting period															3 years
2017 Plan | Over three years the grant date with varying percentages | Tranche one | Employees
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage															25.00%
2017 Plan | Over three years the grant date with varying percentages | Tranche two | Employees
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage															35.00%
2017 Plan | Over three years the grant date with varying percentages | Tranche three | Employees
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage															40.00%
2017 Plan | Over three years the grant date with varying percentages | Employees
Share-Based Compensation
Share based compensation by share based payment arrangement vesting period															4 years
2017 Plan | Over three years the grant date with varying percentages | Tranche one | Employees
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage															40.00%
2017 Plan | Over three years the grant date with varying percentages | Tranche two | Employees
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage															20.00%
2017 Plan | Over three years the grant date with varying percentages | Tranche three | Employees
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage															20.00%
2017 Plan | Over three years the grant date with varying percentages | Tranche four | Employees
Share-Based Compensation
Share based compensation by share based payment arrangement vesting percentage															20.00%
2019 Plan
Share-Based Compensation
Percentage of equity share capital reserved for share based compensation				19.55%	19.55%
Share based compensation by share based payment arrangement number of shares reserved held in trust				9,502,550	9,502,550
2019 Plan | Former Shareholders
Share-Based Compensation
Share based compensation by share based payment arrangement number of options granted				583,277	583,277
Stock issued during period shares stock options exercised													583,277
2019 Plan | Executive officer
Share-Based Compensation
Share based compensation by share based payment arrangement number of options granted		243,032	2,187,287
2019 Plan | Non Employees
Share-Based Compensation
Share based compensation by share based payment arrangement number of options granted				2,382,344	2,382,344						1,644,576		1,047,890	36,539
Stock options cancelled during period												(723,738)
Stock issued during period shares stock options exercised											2,945,270	367,462	1,074,879
2019 Plan | Employees
Share-Based Compensation
Share based compensation by share based payment arrangement number of options granted				3,396,372	3,396,372								785,917
Stock options cancelled during period													(2,187,287)
Stock issued during period shares stock options exercised											3,794,653	127,580	1,842,456
2019 Plan | IPO
Share-Based Compensation
Share based compensation by share based payment arrangement number of options granted													106,341